Provisions and other non-current liabilities (Details) $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Italy | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine							$ 125
Estimated financial effect of contingent liabilities, damages claimed					$ 330	$ 1,300
US | Exforge Group [member]
Disclosure of other provisions [line items]
Amount of settlement in principle	$ 245	$ 245
US | Sandoz [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of states with alleged violations	50
Amount of settlement in principle			$ 185	$ 195
France | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine				$ 452